World Omni Auto Receivables Trust 2012-B Monthly Servicer Certificate April 30, 2013	Exhibit 99.1

Dates Covered
Collections Period	04/01/13 - 04/30/13
Interest Accrual Period	04/15/13 - 05/14/13
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/13	585,862,218.56	33,655
Yield Supplement Overcollateralization Amount at 03/31/13	11,591,971.96	0

Receivables Balance at 03/31/13	597,454,190.52	33,655
Principal Payments	19,874,980.42	884
Defaulted Receivables	861,321.46	37
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/13	11,049,689.38	0

Pool Balance at 04/30/13	565,668,199.26	32,734

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507
Delinquent Receivables:
Past Due 31-60 days	5,537,464.61	464
Past Due 61-90 days	940,158.60	70
Past Due 91 + days	158,035.59	12

Total	6,635,658.80	546

Total 31+ Delinquent as % Ending Pool Balance	1.17%

Recoveries	544,147.14
Aggregate Net Losses/(Gains) - April 2013	317,174.32

Overcollateralization Target Amount	25,455,068.97
Actual Overcollateralization	25,455,068.97

Weighted Average APR	3.99%
Weighted Average APR, Yield Adjusted	4.97%
Weighted Average Remaining Term	54.31

Flow of Funds	$ Amount
Collections	22,408,132.58
Advances	(3,780.97)
Investment Earnings on Cash Accounts	1,397.86
Servicing Fee	(497,878.49)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	21,907,870.98

Distributions of Available Funds
(1) Class A Interest	249,086.97
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	20,298,862.42
(7) Distribution to Certificateholders	1,347,252.82
(8) Remaining Amounts	0.00
Total Distributions of Available Funds	21,907,870.98

Servicing Fee	497,878.49
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount
Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 04/15/13	560,511,992.71
Principal Paid	20,298,862.42
Note Balance @ 05/15/13	540,213,130.29

Class A-1
Note Balance @ 04/15/13	44,654,992.71
Principal Paid	20,298,862.42
Note Balance @ 05/15/13	24,356,130.29
Note Factor @ 05/15/13	14.4976966%

Class A-2
Note Balance @ 04/15/13	218,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/13	218,000,000.00
Note Factor @ 05/15/13	100.0000000%

Class A-3
Note Balance @ 04/15/13	176,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/13	176,000,000.00
Note Factor @ 05/15/13	100.0000000%

Class A-4
Note Balance @ 04/15/13	107,515,000.00
Principal Paid	0.00
Note Balance @ 05/15/13	107,515,000.00
Note Factor @ 05/15/13	100.0000000%

Class B
Note Balance @ 04/15/13	14,342,000.00
Principal Paid	0.00
Note Balance @ 05/15/13	14,342,000.00
Note Factor @ 05/15/13	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	261,755.74
Total Principal Paid	20,298,862.42

Total Paid	20,560,618.16

Class A-1
Coupon	0.24000%
Interest Paid	8,931.00
Principal Paid	20,298,862.42

Total Paid to A-1 Holders	20,307,793.42

Class A-2
Coupon	0.43000%
Interest Paid	78,116.67
Principal Paid	0.00

Total Paid to A-2 Holders	78,116.67

Class A-3
Coupon	0.61000%
Interest Paid	89,466.67
Principal Paid	0.00

Total Paid to A-3 Holders	89,466.67

Class A-4
Coupon	0.81000%
Interest Paid	72,572.63
Principal Paid	0.00

Total Paid to A-4 Holders	72,572.63

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00

Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3827639
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.6829051

Total Distribution Amount	30.0656690

A-1 Interest Distribution Amount	0.0531607
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	120.8265620

Total A-1 Distribution Amount	120.8797227

A-2 Interest Distribution Amount	0.3583333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.3583333

A-3 Interest Distribution Amount	0.5083334
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.5083334

A-4 Interest Distribution Amount	0.6750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	0.6750000

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.8833336

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 03/31/13	64,319.93
Balance as of 04/30/13	60,538.96
Change	(3,780.97)

Reserve Account
Balance as of 04/15/13	1,748,995.36
Investment Earnings	117.23
Investment Earnings Paid	(117.23)
Deposit/(Withdrawal)	—
Balance as of 05/15/13	1,748,995.36
Change	—

Required Reserve Amount	1,748,995.36